Intangible Assets (Details) - USD ($) $ in Millions			1 Months Ended				12 Months Ended
	Mar. 14, 2019	Mar. 15, 2018	Dec. 31, 2019	Jun. 30, 2018	Jun. 15, 2018	Oct. 31, 2017	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Acquisition of tyrnovo, description							the Company issued to GHP 564,625 of its Ordinary Shares (the “Consideration Shares”) and paid GHP aggregate cash proceeds of approximately USD 2 million (the “Cash Consideration”) in exchange for 9,570 Ordinary Shares in TyrNovo, which represented approximately 65% of TyrNovo’s shares. In addition, the Company was assigned a loan in the amount of USD 101 thousand which had been made by GHP to TyrNovo (the “TyrNovo Acquisition”). USD 167 thousand of the Cash Consideration was held back by the Company pending the fulfillment of certain conditions as agreed to between the Company and GHP. During 2019 the Company and GHP signed an agreement, according to which the Company paid GHP USD 91 thousand and the remaining amount of USD 76 thousand was retained by the Company to cover any future claims it might have with regards of any matter the above amount was withheld for and is waived by GHP.
Additional acquisition percentage						27.00%
Additional of ordinary shares (in Shares)						4,024
Additional of approximately percentage						27.00%
Issued of ordinary shares		91.90%			97.40%
Outstanding of ordinary shares		91.90%			97.40%
Share capital				4.10%
Issued of shares (in Shares)			13,750
Acquisition of Famewave description	the Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM24, (“FameWave”) from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 12.3 per ADS, plus 50% warrant coverage based on an exercise price of USD 19.8 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to finance its operation until the closing of the acquisition. The acquisition closed on January 7, 2020.						In consideration of the transfer of the FameWave shares to the Company and completion of the other condition set forth in the acquisition agreement, the aggregate purchase price paid by the Company for 100% of shareholders, and other stake holders (a) 807,561 of the Company’s ADSs, (b) warrants to purchase 403,781 additional ADSs with a term of exercise of 4 years beginning on the date of issuance, and subject to other terms and conditions as set forth herein and in the ‘warrant agreements of the Company (c) 54,472 RSUs and 27,236 options to purchase 27,236 shares of the Company.
Warrants invested (in Dollars)							$ 3.5
Exchange for additional (in Shares)							284,553
Intangible assets recoverable amount percentage							15.60%
Minimum [Member]
Intangible Assets (Details) [Line Items]
Direct ownership of equity			97.60%
Maximum [Member]
Intangible Assets (Details) [Line Items]
Direct ownership of equity			98.47%